PodcastOne Bridge Loan	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
PodcastOne Bridge Loan [Abstract]
PodcastOne Bridge Loan

Note 6 — PodcastOne Bridge Loan

PodcastOne’s Private Placement

On July 15, 2023, the Company completed a private placement offering (the “PC1 Bridge Loan”) of the Company’s unsecured convertible notes with an original issue discount of 10% (the “OID”) in the aggregate principal amount of $8.8 million (the “PC1 Notes”) to certain accredited investors and institutional investors (collectively, the “Purchasers”), for gross proceeds of $8.0 million pursuant to the Subscription Agreements entered into with the Purchasers (the “Subscription Agreements”). In connection with the sale of the PC1 Notes, the Purchasers received warrants (the “PC1 Warrants”) to purchase a number of shares (the “PC1 Warrant Shares”) of the Company’s common stock. The PC1 Notes were scheduled to mature on July 15, 2023, subject to a one-time three-month extension at the Company’s election (the “Maturity Date”). The Company elected the extension and extended the Maturity Date to October 15, 2023. The PC1 Notes bore interest at a rate of 10% per annum payable on maturity. The PC1 Notes automatically convert into the securities of the Company sold in a Qualified Financing (an initial public offering of the Company’s securities from which the Company’s trading market at the closing of such offering is a national securities exchange) or Qualified Event (a direct listing of the Company’s securities on a national securities exchange), as applicable, upon the closing of a Qualified Financing or Qualified Event, as applicable, at a price per share equal to the lesser of (i) the price equal to $60.0 million divided by the aggregate number of shares of the Company’s common stock outstanding immediately prior to the closing of a Qualified Financing or Qualified Event, as applicable (assuming full conversion or exercise of all convertible and exercisable securities of the Company then outstanding, subject to certain exceptions), and (ii) 70% of the offering price of the shares (or whole units, as applicable) in the Qualified Financing or 70% of the initial listing price of the shares on a national securities exchange in the Qualified Event, as applicable. Each holder of the PC1 Notes (other than the Company) could at such holder’s option require the Company to redeem up to 45% of the principal amount of such holder’s PC1 Notes (together with accrued interest thereon, but excluding the OID), in aggregate up to $3,000,000 for all of the PC1 Notes (other than those held by the Company), immediately prior to the completion of a Qualified Financing or a Qualified Event, as applicable, with such redemption to be made pro rata to the redeeming holders of the PC1 Notes (the “Optional Redemption”). Upon a Purchaser’s redemption of any PC1 Notes pursuant to the Optional Redemption right, then a portion of such Purchaser’s PC1 Warrants shall be forfeited and cancelled in accordance with the following formula: for each $0.001 million of the principal amount of the PC1 Notes redeemed, PC1 Warrants to purchase 100% of the Warrant Shares issued per $0.001 million of the principal amount of the PC1 Notes shall be immediately forfeited and cancelled.

LiveOne also agreed (i) not to effect a Qualified Financing or a Qualified Event, as applicable, unless immediately following such event LiveOne owns no less than 66% of the Company’s equity, unless in either case otherwise permitted by the written consent of the holders of the majority of the PC1 Notes (excluding LiveOne) (the “Majority Noteholders”) and LiveOne’s senior lender, as applicable, (ii) that until a Qualified Financing or a Qualified Event, as applicable, is consummated, LiveOne guaranteed the repayment of the PC1 Notes when due (other than the Bridge Notes issued to LiveOne) and any interest or other fees due thereunder, and (iii) that if the Company has not consummated a Qualified Financing or a Qualified Event, as applicable, by February 15, 2023, March 15, 2023 or April 15, 2023, as applicable, unless in either case permitted by the written consent of the Majority Noteholders, LiveOne would have been required to redeem $1,000,000 of the then outstanding PC1 Notes pro rata from the PC1 Notes holders (other than the PC1 Notes issued to LiveOne) by the tenth calendar day of each month immediately following such respective date, up to an aggregate redemption of $3,000,000 over the course of such three months, each of which shall be distributed to the holders of the PC1 Notes (other than LiveOne) on a prorated basis (the “Early Redemption”).

The Company further agreed to register the shares of its common stock issuable upon conversion of the PC1 Notes and exercise of the PC1 Warrants in connection with a Qualified Financing or a Qualified Event. If the Company did not file such registration statement on or prior to April 15, 2023, the Company would have been required to prepay $1,000,000 of the PC1 Notes pro rata to the PC1 Notes holders (other than the Company), and if the Company did not file such registration statement on or prior to July 15, 2023, the Company would have been required to prepay $2,000,000 of the PC1 Notes pro rata to the PC1 Notes holders (other than the Company) (the “Reg St Redemption”). The Company was not required to redeem or repay more than a total of $3,000,000 of the principal amount of the PC1 Notes as a result of the Optional Redemption, the Early Redemption and/or the Reg St Redemption.

During the nine months ended December 31, 2023 the Company redeemed $3.0 million of principal on the PC1 Notes.

On September 8, 2023, the Company completed a Qualified Event (its direct listing on The Nasdaq Capital Market (the “Spin-Out”)) as a result of its direct listing on The NASDAQ Capital Market on such date. In connection with such completed Qualified Event, all of the remaining PC1 Notes (including interest thereunder) in the aggregate amount of approximately $7.02 million converted into approximately 2,341,000 shares of the Company’s common stock.

Warrants

The PC1 Warrants are classified as liabilities at inception of the PC1 Bridge Loan as they represent an obligation to deliver a variable number of shares of the Company’s common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period. The Company recorded a warrant liability in the amount of $2.6 million (and reduced the proceeds allocated to the PC1 Notes accordingly). The fair value of the PC1 Warrant liability is remeasured each reporting period using a Monte Carlo simulation model, and the change in fair value is recorded as an adjustment to the PC1 Warrant liability with the unrealized gains or losses reflected in other income (expense). On September 8, 2023, as a result of the Spin-Out, the number of shares of PodcastOne’s common stock into which PC1 Warrants were exercisable was fixed based on the exercise price of $3.00 per share. As a result, the Company reclassed its $9.1 million warrant liability as of September 8, 2023 to equity within additional paid in capital on the interim unaudited condensed consolidated balance sheets. As of December 31, 2023 there were 3,114,000 common stock warrants issued and outstanding.

The fair value of the PC1 Warrants is measured in accordance with ASC 820 “Fair Value Measurement”, using “Black Scholes” modeling, incorporating the following inputs:

	September 8,	March 31,
	2023	2023

Expected dividend yield	-%	-%
Expected stock-price volatility	71.10%	71.50%
Risk-free interest rate	4.43%	4.86%
Simulated share price	$4.39	$2.64
Exercise price	$3.00	$2.64

Total change in fair value of a loss of none and loss of $6.3 million for warrant liabilities accounted for as derivatives have been recorded in other expense for the three and nine months ended December 31, 2023 in the accompanying interim unaudited condensed consolidated statements of operations. The Company recorded a gain of $0.2 million and $0.6 million for warrant liabilities accounted for a derivatives for the three and nine months ended December 31, 2022.

Redemption Features

The Company determined that the redemption features associated with the PC1 Bridge Loan meet the accounting definition of an embedded derivative that must be separated from the PC1 Bridge Loan and initially and subsequently be reported as a liability (the “Redemption Liability”) and measured at fair value. The fair value of the Redemption Liability was determined using a Monte Carlo simulation model. On September 8, 2023, the Company completed its Spin-Out, therefore the redemption feature was cancelled and not exercised by the holder. Based on the fair value of the shares traded on September 8, 2023, the Company valued the derivative at $3.4 million.

The fair value of the redemption features are measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:

March 31,
2023

Simulations	100,000
Expected stock-price volatility	71.50%
Risk-free interest rate	3.59%
Conversion price	$1.78
Stock price	$2.64

The fair value of the Redemption Liability at December 31, 2023 was none as a result of the PC1 Bridge Loan converting to common stock. The $0 and $1.3 million change in the fair value of the Redemption Liability derivative is recorded as an expense and included in other expenses in the accompanying interim unaudited condensed consolidated statements of operations for the three and nine months December 31, 2023. For the three and nine months ended December 31, 2022, the Company recorded a gain of $1,000 and $0.3 million for the change in the fair value of the Redemption Liability.

The resulting discount from the OID, underwriting fees, PC1 Warrants, and embedded Redemption Liability derivative of $5.8 million was being amortized to interest expense through July 15, 2023, the expected term of the PC1 Bridge Loan, using the effective interest method. Interest expense resulting from the amortization of the discount for the three and nine months ended December 31, 2023 was none and $1.6 million, respectively. Interest expense resulting from the amortization of the discount for each of the three and nine months ended December 31, 2022 was $1.4 million and $2.6 million, respectively.

Interest expense with respect to the PC1 Bridge Loan for the three and nine months ended December 31, 2023 was none and $0.2 million, respectively. Interest expense for the three and nine months ended December 31, 2022 was $0.2 million and $0.5 million, respectively. There are no covenants associated with the PC1 Notes.

Note 8 — Bridge Loan

Private Placement

On July 15, 2022 (the “Closing Date”), the Company completed a private placement offering (the “PC1 Bridge Loan”) of its unsecured convertible notes with an original issue discount of 10% (the “OID”) in the aggregate principal amount of $8.8 million (the “PC1 Notes”) to certain accredited investors and institutional investors (collectively, the “Purchasers”), for cash proceeds of $7.4 million, net of placement agent fees of $0.7 million, pursuant to the Subscription Agreements entered into with the Purchasers (the “Subscription Agreements”). In connection with the sale of the PC1 Notes, the Purchasers received warrants (the “PC1 Warrants”) to purchase a number of shares (the “PC1 Warrant Shares”) of the Company’s common stock. The PC1 Notes mature on July 15, 2023, subject to a one-time three-month extension at the Company’s election (the “Maturity Date”). The PC1 Notes bear interest at a rate of 10% per annum payable on maturity. The PC1 Notes shall automatically convert into the securities of the Company sold in a Qualified Financing (an initial public offering of the Company’s securities from which the Company’s trading market at the closing of such offering is a national securities exchange) or Qualified Event (a direct listing of the Company’s securities on a national securities exchange (the “Direct Listing”)), as applicable, upon the closing of a Qualified Financing or Qualified Event, as applicable, at a price per share equal to the lesser of (i) the price equal to $60.0 million divided by the aggregate number of shares of the Company’s common stock outstanding immediately prior to the closing of a Qualified Financing or Qualified Event, as applicable (assuming full conversion or exercise of all convertible and exercisable securities of the Company then outstanding, subject to certain exceptions), and (ii) 70% of the offering price of the shares (or whole units, as applicable) in the Qualified Financing or 70% of the initial listing price of the shares on a national securities exchange in the Qualified Event, as applicable. Each holder of the PC1 Notes (other than LiveOne) may at such holder’s option require the Company to redeem up to 45% of the principal amount of such holder’s PC1 Notes (together with accrued interest thereon, but excluding the OID), in aggregate up to $3,000,000 for all of the PC1 Notes (other than those held by LiveOne), immediately prior to the completion of a Qualified Financing or a Qualified Event, as applicable, with such redemption to be made pro rata to the redeeming holders of the PC1 Notes (the “Optional Redemption”). Upon a Purchaser’s redemption of any PC1 Notes pursuant to the Optional Redemption right, then a portion of such Purchaser’s PC1 Warrants shall be forfeited and cancelled in accordance with the following formula: for each $0.001 million of the principal amount of the PC1 Notes redeemed, PC1 Warrants to purchase 100% of the Warrant Shares issued per $0.001 million of the principal amount of the PC1 Notes shall be immediately forfeited and cancelled.

LiveOne also agreed (i) not to effect a Qualified Financing or a Qualified Event, as applicable, unless immediately following such event LiveOne owns no less than 66% of the Company’s equity, unless in either case otherwise permitted by the written consent of the holders of the majority of the PC1 Notes (excluding LiveOne) (the “Majority Noteholders”) and LiveOne’s senior lender, as applicable, (ii) that until a Qualified Financing or a Qualified Event, as applicable, is consummated, LiveOne guaranteed the repayment of the PC1 Notes when due (other than the Bridge Notes issued to LiveOne) and any interest or other fees due thereunder, and (iii) that if the Company has not consummated a Qualified Financing or a Qualified Event, as applicable, by February 15, 2023, March 15, 2023 or April 15, 2023, as applicable, unless in either case permitted by the written consent of the Majority Noteholders, the Company shall be required to redeem $1,000,000 of the then outstanding PC1 Notes pro rata from the PC1 Notes holders (other than the PC1 Notes issued to LiveOne) by the tenth calendar day of each month immediately following such respective date, up to an aggregate redemption of $3,000,000 over the course of such three months, each of which shall be distributed to the holders of the PC1 Notes (other than LiveOne) on a prorated basis (the “Early Redemption”).

The Company further agreed to register the shares of its common stock issuable upon conversion of the PC1 Notes and exercise of the PC1 Warrants in connection with a Qualified Financing or a Qualified Event. If the Company did not file such registration statement on or prior to April 15, 2023, the Company was required to prepay $1,000,000 of the PC1 Notes pro rata to the PC1 Notes holders (other than LiveOne), and if the Company did not file such registration statement on or prior to July 15, 2023, the Company was required to prepay $2,000,000 of the PC1 Notes pro rata to the PC1 Notes holders (other than LiveOne) (the “Reg St Redemption”). The Company is not be required to redeem or repay more than a total of $3,000,000 of the principal amount of the PC1 Notes as a result of the Optional Redemption, the Early Redemption and/or the Reg St Redemption.

The Company also agreed (i) not to effect the Direct Listing or an initial public offering, as applicable, unless immediately following such event LiveOne owns no less than 66% of our equity, unless in either case otherwise permitted by the written consent of the holders of the majority of the Bridge Notes (excluding LiveOne) (the “Majority Noteholders”) and the senior lenders, as applicable, (ii) that until the Direct Listing or an initial public offering, as applicable, is consummated, LiveOne guaranteed the repayment of the Bridge Notes when due (other than the Bridge Notes issued to LiveOne) and any interest or other fees due thereunder, and (iii) that if we have not consummated the Direct Listing or an initial public offering, as applicable, by February 15, 2023, March 15, 2023 or April 15, 2023, unless in either case permitted by the written consent of the Majority Noteholders, the Company was required to redeem $1,000,000 of the then outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) by the tenth calendar day of each month immediately following such respective date, up to an aggregate redemption of $3,000,000 over the course of such three months, each of which shall be distributed to the holders of the Bridge Notes (other than LiveOne) on a prorated basis (the “Early Redemption”). As of May 5, 2023, we have not yet consummated the Direct Listing and accordingly, as required by the notice from the holders of the Bridge Notes (other than LiveOne), we redeemed (i) $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on April 7, 2023, (ii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on May 13, 2023, and (iii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on June 3, 2023. The Company is not required to redeem any additional Bridge Notes, other than at maturity, subject to the Bridge Notes automatically converting as described herein.

The Company further agreed to register the shares of its common stock issuable upon conversion of the Bridge Notes and exercise of the Bridge Warrants and the Placement Agent Warrants in connection with the Direct Listing or an initial public offering. If the Company did not file such registration statement on or prior to the date that is nine months after July 15, 2022, the Company was required to prepay $1,000,000 of the Bridge Notes pro rata to the Bridge Notes holders (other than LiveOne), and if the Company did not file such registration statement on or prior to the date that is 12 months after July 15, 2022, the Company was required to prepay $2,000,000 of the Bridge Notes pro rata to the Note holders (other than LiveOne) (the “Reg St Redemption”). The Company was not required to redeem or repay more than a total of $3,000,000 of the principal amount of the Bridge Notes as a result of the Optional Redemption, the Early Redemption and/or the Reg St Redemption.

On May 15, 2023, the United States Securities and Exchange Commission (the “SEC”) declared effective the Company’s Registration Statement on Form S-1, as amended (the “Registration Statement”), which registered for resale the shares of the Company’s common stock issuable upon conversion of the Bridge Notes and exercise of the Bridge Warrants and the Placement Agent Warrants and other shares in connection with the Company’s planned Direct Listing on Nasdaq.

Warrants

The PC1 Warrants are classified as liabilities as they represent an obligation to deliver a variable number of shares of the Company’s common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period. The Company recorded a warrant liability in the amount of $2.6 million (and reduced the proceeds allocated to the PC1 Notes accordingly). The fair value of the PC1 Warrant liability is remeasured each reporting period using a Monte Carlo simulation model, and the change in fair value is recorded as an adjustment to the PC1 Warrant liability with the unrealized gains or losses reflected in other income (expense).

The fair value of the PC1 Warrants is measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:

	March 31, 2023	July 15, 2022

Expected dividend yield	-%	-%
Expected stock-price volatility	71.50%	88.80%
Risk-free interest rate	4.86%	3.02%
Simulated share price	$2.64	$5.33
Exercise price	$2.64	$5.22

Total unrealized gains of $0.2 million for warrant liabilities accounted for as derivatives have been recorded in other expense for the nine months ended March 31, 2023 in the accompanying consolidated statements of operations.

Redemption Features

The Company determined that the redemption features associated with the PC1 Bridge Loan meet the accounting definition of an embedded derivative that must be separated from the PC1 Bridge Loan and initially and subsequently be reported as a liability (the “Redemption Liability”) and measured at fair value. The fair value of the Redemption Liability was determined using a Monte Carlo simulation model.

The fair value of the redemption features are measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:

	March 31, 2023	July 15, 2022

Simulations	100,000	100,000
Expected stock-price volatility	71.50%	64.60%
Risk-free interest rate	3.59%	3.10%
Conversion price	$1.78	$5.22
Stock price	$2.64	$3.73

The fair value of the Redemption Liability of $1.7 million at July 15, 2022 was recorded as a derivative liability in the consolidated balance sheets. The fair value of the Redemption Liability at March 31, 2023 is $2.0 million. The $0.3 million change in the fair value of the Redemption Liability derivative is recorded as a loss and included in other expenses in the accompanying consolidated statements of operations at March 31, 2023.

The resulting discount from the OID, placement agent fees, PC1 Warrants, and embedded Redemption Liability derivative of $5.8 million is being amortized to interest expense through July 15, 2023, the expected term of the Bridge Loan, using the effective interest method. Interest expense resulting from the amortization of the discount for the year ended March 31, 2023 was $4.1 million.

Interest expense with respect to the PC1 Bridge Loan for the year was $0.6 million. There are no covenants associated with the PC1 Notes.